Interest-Bearing Loans and Borrowings - Summary of Changes in the Company's Liabilities Arising from Financing Activities (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Proceeds from borrowings	$ 5,465	$ 202	$ 91
Repayments of borrowings	(9,295)	(3,098)	(7,265)
Amortized cost	90,497	98,880
Long-term debt, net of current portion [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	74,163	78,880	87,369
Proceeds from borrowings	5,337	59	74
Repayments of borrowings	(6,036)	(3,004)	(6,698)
Capitalization / (payment) of lease liabilities	416	686	794
Amortized cost	63	61	63
Unrealized foreign exchange effects	(1,583)	909	(1,776)
Current portion of long-term debt	(1,302)	(3,113)	(617)
(Gain)/Loss on bond redemption and other movements	(338)	(316)	(329)
Ending balance	70,720	74,163	78,880
Short-term debt and current portion of long-term debt [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	3,987	1,029	1,408
Proceeds from borrowings	128	143	17
Repayments of borrowings	(3,259)	(94)	(567)
Capitalization / (payment) of lease liabilities	(698)	(458)	(519)
Amortized cost	1	0	0
Unrealized foreign exchange effects	(165)	83	(6)
Current portion of long-term debt	1,302	3,113	617
(Gain)/Loss on bond redemption and other movements	152	171	79
Ending balance	$ 1,449	$ 3,987	$ 1,029